SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2016	2015	2014
	(In thousands, except per share amounts)
Net income	$22,766	$20,017	$18,021

Weighted average shares outstanding (1)	21,378	22,716	22,927
Effect of stock options	151	119	124
Stock units for deferred compensation plan for non-employee directors	115	112	114
Performance share units	48	—	—
Restricted stock units	35	233	306
Weighted average shares outstanding for calculation of diluted earnings per share	21,727	23,180	23,471

Net income per common share
Basic (1)	$1.06	$0.88	$0.79
Diluted	$1.05	$0.86	$0.77

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.